Leases	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Leases

9. Leases

The consolidated financial statements show the following amounts relating to leases:

Right-of-use assets

in USD ‘000	2020	2019
Net book value as at January 1	2,042	2,658
Additions	—	—
Depreciation charge	(617)	(616)
Currency translation effects	—	—
Net book value as at December 31	1,425	2,042
Total cost	2,658	2,658
Accumulated depreciation	(1,233)	(616)

Rights-of-use assets mainly relate to office buildings. The expense relating to short-term and low-value leases is not material. For the years ended December 31, 2020 and 2019, the total cash outflows for leases amounted to USD 0.7 million and USD 0.7 million, respectively.

Lease liabilities

	As at December 31,
in USD ‘000	2020	2019
Current	696	618
Non-current	952	1,541
Total lease liabilities	1,648	2,159

The lease liabilities have been measured based on the Group’s weighted average incremental borrowing rate of 4.9%. The maturity of the lease liabilities is provided in note 3.2.